Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment, Net
PROPERTY AND EQUIPMENT, NET
The movements of property and equipment for the year are as follows:

	Leasehold interests in land	Land improvements	Buildings and building improvements	Leasehold improvements	Vehicles	Ferries	Furniture, fittings & equipment	Construction- in-progress	Total
	US$ in millions
At January 1, 2017
Cost	$584	$338	$8,485	$8	$40	$251	$1,644	$132	$11,482
Accumulated depreciation	(97)	(123)	(1,924)	(7)	(28)	(104)	(1,088)	—	(3,371)
At January 1, 2017	$487	$215	$6,561	$1	$12	$147	$556	$132	$8,111
Year ended December 31, 2017
Opening net book amount	$487	$215	$6,561	$1	$12	$147	$556	$132	$8,111
Additions	—	1	—	1	—	—	52	214	268
Adjustments arising from change in lease term of leasehold interests in land	13	—	—	—	—	—	—	—	13
Adjustments to project costs	(1)	39	(40)	—	—	—	(5)	4	(3)
Disposals	—	(7)	(4)	—	—	—	(4)	(10)	(25)
Transfers	—	16	147	—	—	—	82	(245)	—
Depreciation	(14)	(16)	(407)	(1)	(4)	(13)	(167)	—	(622)
Exchange difference	—	(1)	(48)	—	—	—	(4)	(2)	(55)
Closing net book amount	$485	$247	$6,209	$1	$8	$134	$510	$93	$7,687
At December 31, 2017
Cost	$596	$381	$8,510	$7	$40	$251	$1,724	$93	$11,602
Accumulated depreciation	(111)	(134)	(2,301)	(6)	(32)	(117)	(1,214)	—	(3,915)
At December 31, 2017	$485	$247	$6,209	$1	$8	$134	$510	$93	$7,687
Year ended December 31, 2018
Opening net book amount	$485	$247	$6,209	$1	$8	$134	$510	$93	$7,687
Additions	10	1	2	—	3	—	98	385	499
Adjustments to project costs	—	—	(5)	—	—	—	3	(6)	(8)
Disposals	—	(4)	(34)	—	—	—	(4)	(1)	(43)
Transfers	69	13	725	—	—	—	114	(312)	609
Depreciation	(12)	(14)	(421)	—	(4)	(12)	(135)	—	(598)
Exchange difference	—	—	(11)	—	—	—	(1)	—	(12)
Closing net book amount	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134
At December 31, 2018
Cost	$675	$389	$9,161	$7	$43	$251	$1,904	$159	$12,589
Accumulated depreciation	(123)	(146)	(2,696)	(6)	(36)	(129)	(1,319)	—	(4,455)
At December 31, 2018	$552	$243	$6,465	$1	$7	$122	$585	$159	$8,134

Interest expense of US$4 million and US$2 million (Note 8) and other direct costs of US$23 million and US$13 million have been capitalized for the years ended December 31, 2018 and 2017, respectively.
The Group received land concessions from the Macao Government to build on the sites on which Sands Macao, The Venetian Macao, The Plaza Macao, Sands Cotai Central and The Parisian Macao are located. The Group does not own these land sites; however, the land concessions, which have an initial term of 25 years and are renewable at the Group’s option, in accordance with Macao laws, grant the Group exclusive use of the land. As specified in the land concessions, the Group is required to pay premiums for each parcel as well as annual rent for the term of the land concessions, which may be revised every five years by the Macao Government. The initial land lease premiums for all parcels have been fully paid. The finance lease obligations for land are disclosed in Note 26(a). We anticipate a useful life of 50 years related to these land concessions.
As at December 31, 2017, other than the land concession for Parcel 3, the Group’s rights arising from its land concessions were collateralized by a first-priority security for the Group’s indebtedness under the 2016 VML Credit Facility (see Note 24). In addition, the Group’s rights over the parcels of land were charged as security to a financial institution for issuing a bank guarantee to the Macao Government to guarantee the annual rent payments. As at December 31, 2018, there were no charges on the Group’s property and equipment.
Equipment includes the following amounts where the Group is the lessee under finance leases:

	December 31,
	2018	2017
	US$ in millions
Cost	$14	$16
Accumulated depreciation	(10)	(10)
Net book amount	$4	$6

The Group leases various equipment under non-cancelable finance lease agreements. The lease terms are between three and five years and ownership of the assets resides with the Group.